Investments (Net Investment Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Investment Income [Line Items]
Less: Investment expenses	$ 1,178	$ 1,198	$ 1,090
Subtotal	21,153	22,232	21,984
Securities Investment [Member]
Net Investment Income [Line Items]
Subtotal	21,015	21,123	21,248
Subtotal	19,837	19,925	20,158
Fixed maturity securities
Net Investment Income [Line Items]
Subtotal	14,868	15,071	15,218
Equity securities
Net Investment Income [Line Items]
Subtotal	133	127	133
FVO and trading securities — Actively Traded and FVO general account securities (1)
Net Investment Income [Line Items]
Subtotal	103	65	88
Changes in estimated fair value included in net investment income	(3)	18	51
Mortgage Loans
Net Investment Income [Line Items]
Subtotal	2,928	3,020	3,191
Policy loans
Net Investment Income [Line Items]
Subtotal	629	620	626
Real estate and real estate joint ventures
Net Investment Income [Line Items]
Subtotal	951	909	834
Other limited partnership interests
Net Investment Income [Line Items]
Subtotal	1,033	955	845
Cash, cash equivalents and short-term investments
Net Investment Income [Line Items]
Subtotal	168	181	163
Operating joint ventures
Net Investment Income [Line Items]
Subtotal	10	10	19
Other
Net Investment Income [Line Items]
Subtotal	192	165	131
Consolidated Securitization Entities And Fair Value Option Contractholder-Directed Unit-Linked [Member]
Net Investment Income [Line Items]
Subtotal	1,316	2,307	1,826
FVO contractholder-directed unit-linked investments
Net Investment Income [Line Items]
Subtotal	1,266	2,172	1,473
Changes in estimated fair value included in net investment income	645	1,579	1,170
Securitized reverse residential mortgage loans
Net Investment Income [Line Items]
Subtotal	0	0	177
Commercial mortgage loans | Consolidated Securitization Entities
Net Investment Income [Line Items]
Subtotal	49	132	172
Securities | Consolidated Securitization Entities
Net Investment Income [Line Items]
Subtotal	$ 1	$ 3	$ 4